UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 83.99%
Beverages — 9.50%
Coca-Cola European Partners PLC	82,040	$3,154,438
Diageo PLC ADR	18,230	2,050,510
PepsiCo, Inc.	38,250	4,083,188

		9,288,136
Commercial Services & Supplies — 2.79%
Stericycle, Inc. *	31,735	2,728,575

Communications Equipment — 3.05%
Telefonaktiebolaget LM Ericsson ADR	418,720	2,981,286

Diversified Telecommunication Services — 4.83%
AT&T, Inc.	115,460	4,720,005

Electric Utilities — 4.56%
Entergy Corp.	56,990	4,456,618

Equity Real Estate Investment Trusts — 1.48%
Digital Realty Trust, Inc.	14,570	1,443,741

Food Products — 16.00%
Campbell Soup Co.	81,850	4,969,932
ConAgra Foods, Inc.	91,130	4,247,569
Hershey Co./The	34,640	3,460,190
JM Smucker Co./The	20,970	2,973,336

		15,651,027
Health Care Providers & Services — 3.66%
Express Scripts Holding Co. *	49,300	3,584,110

Hotels Restaurants & Leisure — 3.28%
Marriott International, Inc. - Class A	44,945	3,205,927

Household Products — 2.21%
Procter & Gamble Co./The	24,790	2,164,415

Independent Power & Renewable Electricity Producer — 3.36%
AES Corp.	271,930	3,282,195

Insurance — 4.46%
Berkshire Hathaway, Inc. - Class B *	29,005	4,364,962

Media — 2.25%
Viacom, Inc. - Class B	54,640	2,204,178

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments – (continued)

August 31, 2016 (Unaudited)

	Shares	Fair Value
Multi-Utilities — 13.02%
Alliant Energy Corp.	63,200	$2,398,440
Consolidated Edison, Inc.	49,790	3,746,698
Dominion Resources, Inc.	54,595	4,048,765
PG&E Corp.	41,070	2,543,876

		12,737,779
Pharmaceuticals — 4.43%
Perrigo Co. PLC	47,585	4,329,759

Wireless Telecommunication Services — 5.11%
Rogers Communications, Inc.	116,820	4,998,728

Total Common Stocks (Cost $72,385,066)		82,141,441

Money Market Securities — 15.83%
Fidelity Institutional Money Market Treasury Only - Class I, 0.18% (a)	15,481,429	15,481,429

Total Money Market Securities (Cost $15,481,429)		15,481,429

Total Investments – 99.82% (Cost $87,866,495)		97,622,870

Other Assets in Excess of Liabilities – 0.18%		178,506

NET ASSETS – 100.00%		$97,801,376

(a)	Rate disclosed is the seven day effective yield as of August 31, 2016.
*	Non-income producing security.
ADR	— American Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$11,091,753
Gross unrealized depreciation	(1,335,378)

Net unrealized appreciation	$9,756,375

Aggregate cost of securities for federal income tax purposes	$87,866,495

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

August 31, 2016

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting policies generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. REITs report the classification of distributions subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - (continued)

August 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$80,697,700	$—	$—	$80,697,700
Real Estate Investment Trusts	1,443,741	—	—	1,443,741
Money Market Securities	15,481,429	—	—	15,481,429

Total	$97,622,870	$—	$—	$97,622,870

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2016, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Auer Growth Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.76%
Consumer Discretionary — 27.12%
CalAtlantic Group, Inc.	7,000	$255,430
Century Communities, Inc. *	32,000	630,080
Educational Development Corp.	22,000	265,980
Green Brick Partners, Inc. *	15,000	119,100
KB Home	38,000	596,600
LGI Homes, Inc. *	21,000	806,820
Live Ventures, Inc. *	76,000	139,840
M.D.C. Holdings, Inc.	18,500	483,035
M/I Homes, Inc. *	21,500	497,510
MarineMax, Inc. *	12,500	247,875
Meritage Homes Corp.	7,000	251,300
Nexstar Broadcasting Group, Inc.	4,700	247,784
PulteGroup, Inc.	13,000	277,810
Sinclair Broadcast Group, Inc., Class A	4,200	119,616
Smith & Wesson Holding Corp. *	9,000	253,350
Toll Brothers, Inc. *	8,700	270,483
TRI Pointe Group, Inc. *	18,000	244,080
UCP, Inc., Class A *	40,000	337,600
William Lyon Homes, Class A *	33,000	569,250

		6,613,543

Consumer Staples — 0.92%
Natural Alternatives International, Inc. *	22,000	223,520

Energy — 1.79%
DHT Holdings, Inc.	75,000	323,250
Renewable Energy Group, Inc. *	12,500	112,125

		435,375

Financials — 24.10%
Alcentra Capital Corp.	10,000	125,800
Ashford, Inc. *	2,600	117,000
Asta Funding, Inc. *	11,000	122,430
Banc of California, Inc.	11,000	245,520
Central Valley Community Bancorp	8,000	122,880
Charter Financial Corp.	18,000	236,700
CIT Group, Inc.	14,500	534,760
Civista Bancshares, Inc.	14,000	201,600
Customers Bancorp, Inc. *	5,000	133,700
Entegra Financial Corp. *	7,000	124,390
First Citizens BancShares, Inc., Class A	500	142,455
Greenhill & Co., Inc.	12,500	286,750
GWG Holdings, Inc. *	13,500	132,300
Health Insurance Innovations, Inc. *	93,000	531,960
HMN Financial, Inc. *	9,500	135,565
HomeStreet, Inc. *	5,500	143,330
Institutional Financial Markets, Inc.	205,000	233,700
KCG Holdings, Inc., Class A *	16,500	238,425
Meta Financial Group, Inc.	5,100	313,905
Nicolet Bankshares, Inc. *	6,200	232,066
NMI Holdings, Inc. *	17,500	138,950
Oak Valley Bancorp	12,500	126,125
OneMain Holdings, Inc. *	8,000	248,080
Plumas Bancorp *	13,000	129,740
Porter Bancorp, Inc. *	73,000	119,720

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

August 31, 2016 (Unaudited)

	Shares	Fair Value
United Insurance Holdings Corp.	16,500	$259,875
Universal Insurance Holdings, Inc.	11,000	272,580
Walker & Dunlop, Inc. *	8,500	225,250

		5,875,556

Health Care — 7.92%
Concordia International Corp.	18,000	156,780
CRH Medical Corp. *	80,000	280,000
Digirad Corp.	25,000	126,500
Eagle Pharmaceuticals, Inc. *	8,000	478,000
Electromed, Inc. *	31,000	167,090
Horizon Pharma PLC *	10,500	197,400
MacroGenics, Inc. *	4,000	119,240
Nobilis Health Corp. *	80,000	280,000
Xencor, Inc. *	6,000	126,780

		1,931,790

Industrials — 10.72%
Argan, Inc.	11,500	549,815
Builders FirstSource, Inc. *	19,500	267,930
Cemtrex, Inc. *	25,000	127,750
Continental Materials Corp. *	5,000	117,000
Hudson Technologies, Inc. *	55,000	355,850
IES Holdings, Inc. *	15,500	256,835
Innovative Solutions & Support, Inc. *	48,000	145,440
Sunrun, Inc. *	38,000	231,040
TPI Composites, Inc. *	7,000	139,230
Westport Fuel Systems, Inc. *	70,000	93,100
Willdan Group, Inc. *	19,000	331,170

		2,615,160

Information Technology — 18.06%
ARRIS International PLC *	18,000	505,260
Asure Software, Inc. *	23,000	120,060
Avid Technology, Inc. *	75,000	674,250
Canadian Solar, Inc. *	9,000	116,010
CommScope Holding Co., Inc. *	8,000	236,560
CSP, Inc.	26,000	235,560
CyberOptics Corp. *	15,000	303,150
DTS, Inc.	7,300	244,258
GigPeak, Inc. *	275,000	517,000
II-VI, Inc. *	12,000	254,280
Network-1 Technologies, Inc. *	46,000	124,660
PCM, Inc. *	7,500	139,275
Rubicon Project, Inc./The *	30,000	255,000
Stamps.com, Inc. *	2,900	280,488
Sunworks, Inc. *	90,000	259,200
TTM Technologies, Inc. *	13,000	139,490

		4,404,501

Materials — 4.89%
Kraton Performance Polymers, Inc. *	16,000	576,960
Platform Specialty Products Corp. *	13,500	122,175
Summit Materials, Inc., Class A *	25,000	493,500

		1,192,635

Real Estate — 2.24%
AV Homes, Inc. *	8,700	131,979

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

August 31, 2016 (Unaudited)

	Shares	Fair Value
Medical Properties Trust, Inc.	10,500	$160,335
Sabra Health Care REIT, Inc.	10,000	254,800

		547,114

Total Common Stocks (Cost $22,965,880)		23,839,194

Money Market Securities — 2.33%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.20% (a)	568,581	568,581

Total Money Market Securities (Cost $568,581)		568,581

Total Investments – 100.09% (Cost $23,534,461)		24,407,775

Liabilities in Excess of Other Assets – (0.09)%		(22,684)

NET ASSETS – 100.00%		$24,385,091

(a)	Rate disclosed is the seven day effective yield as of August 31, 2016.

* Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,968,676
Gross unrealized depreciation	(1,095,362)

Net unrealized appreciation	$873,314

Aggregate cost of securities for federal income tax purposes	$23,534,461

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Notes to the Schedule of Investments

August 31, 2016

(Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. REITs report the classification of distributions subsequent to year end: accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Auer Growth Fund

Related Notes to the Schedule of Investments - (continued)

August 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,839,194	$—	$—	$23,839,194
Money Market Securities	568,581	—	—	568,581

Total	$24,407,775	$—	$—	$24,407,775

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2016, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.04%
Consumer Discretionary — 14.89%
Amazon.com, Inc. *	2,205	$1,695,998
Bright Horizons Family Solutions, Inc. *	18,761	1,278,750
Darden Restaurants, Inc.	18,541	1,142,867
Home Depot, Inc./The	18,704	2,508,580
Michael Kors Holdings Ltd. *	24,710	1,209,555
Newell Brands, Inc.	42,659	2,264,340
Royal Caribbean Cruises Ltd.	11,193	795,934
Walt Disney Co./The	15,475	1,461,768

		12,357,792

Consumer Staples — 2.89%
ConAgra Foods, Inc.	51,384	2,395,008

Energy — 5.94%
Concho Resources, Inc. *	8,326	1,075,719
EOG Resources, Inc.	10,423	922,331
Hess Corp.	21,566	1,171,034
Schlumberger Ltd.	22,296	1,761,384

		4,930,468

Financials — 14.29%
Berkshire Hathaway, Inc., Class B *	14,806	2,228,155
CBOE Holdings, Inc.	12,727	874,218
CME Group, Inc.	19,278	2,088,771
MarketAxess Holdings, Inc.	10,549	1,777,928
SunTrust Banks, Inc.	30,754	1,355,329
U.S. Bancorp	49,882	2,202,290
Wells Fargo & Co.	26,288	1,335,430

		11,862,121

Health Care — 12.09%
Allergan PLC *	6,753	1,583,849
Bristol-Myers Squibb Co.	21,923	1,258,161
Cerner Corp. *	23,250	1,500,555
DexCom, Inc. *	9,682	881,933
Johnson & Johnson	13,247	1,580,897
Pfizer, Inc.	92,633	3,223,628

		10,029,023

Industrials — 16.45%
3M Co.	4,642	832,032
Acuity Brands, Inc.	2,380	654,786
Allegion PLC	22,296	1,587,921
Honeywell International, Inc.	19,005	2,218,074
Lockheed Martin Corp.	7,944	1,930,154
Masco Corp.	27,029	958,989
Northrop Grumman Corp.	9,316	1,975,644
Old Dominion Freight Line, Inc. *	21,857	1,554,688
Union Pacific Corp.	4,797	458,257
United Rentals, Inc. *	18,018	1,483,062

		13,653,607

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments - (continued)

August 31, 2016 (Unaudited)

	Shares	Fair Value
Information Technology — 18.17%
Alphabet, Inc., Class A *	3,708	$2,928,764
Apple, Inc.	21,303	2,260,248
F5 Networks, Inc. *	7,092	870,401
Facebook, Inc., Class A *	14,434	1,820,416
Lam Research Corp.	14,127	1,318,332
Microchip Technology, Inc.	16,249	1,005,976
QUALCOMM, Inc.	19,555	1,233,334
VeriSign, Inc. *	14,019	1,043,715
Visa, Inc., Class A	32,129	2,599,236

		15,080,422

Materials — 4.30%
Ecolab, Inc.	7,450	916,723
Lyondellbasell Industries NV, Class A	9,316	734,939
Martin Marietta Materials, Inc.	3,118	570,688
Sherwin-Williams Co./The	2,758	782,472
Vulcan Materials Co.	4,967	565,592

		3,570,414

Real Estate — 3.93%
CBRE Group, Inc. *	29,207	872,997
Crown Castle International Corp.	15,792	1,496,608
Prologis, Inc.	16,783	891,345

		3,260,950

Utilities — 2.09%
NextEra Energy, Inc.	14,301	1,729,563

Total Common Stocks (Cost $70,814,100)		78,869,368

Exchange-Traded Funds — 2.44%
SPDR Gold Shares *	16,263	2,029,297

Total Exchange-Traded Funds (Cost $2,030,670)		2,029,297

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments - (continued)

August 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 2.52%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.42%	2,094,910	$2,094,910

Total Money Market Securities (Cost $2,094,910)		2,094,910

Total Investments – 100.00% (Cost $74,939,680)		82,993,575

Liabilities in Excess of Other Assets – (0.00)%		(4,092)

NET ASSETS – 100.00%		$82,989,483

* Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$9,105,694
Gross unrealized depreciation	(1,273,097)

Net unrealized appreciation	$7,832,597

Aggregate cost of securities for federal income tax purposes	$75,160,978

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2016

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – (continued)

August 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, The Roosevelt Investment Group, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$78,869,368	$—	$—	$78,869,368
Exchange-Traded Funds	2,029,297	—	—	2,029,297
Money Market Securities	2,094,910	—	—	2,094,910

Total	$82,993,575	$—	$—	$82,993,575

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2016, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	10/19/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	10/19/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/19/2016